TrueShares Structured Outcome (December) ETF
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS - 98.3%
Money Market Funds — 0.7%
First American Treasury Obligations Fund - Class X, 0.22% (a)	59,742	$59,742
Total Money Market Funds (Cost $59,742)		59,742

U.S. Treasury Bills - 97.6%
1.24%, 12/29/2022 (c)(d)	2,165,000	2,144,982
1.12%, 12/01/2022 (c)(d)	5,793,000	5,749,411
Total U.S. Treasury Bills (Cost $7,930,575)		7,894,393
TOTAL SHORT-TERM INVESTMENTS (Cost $7,990,317)		7,954,135
	Number of
	Contracts (b)		Notional Value
PURCHASED OPTIONS - 5.6%
PURCHASED CALL OPTIONS - 5.6%
CBOE SPDR S&P 500 ETF Trust
Expiration: November 30, 2022, Exercise Price: $451	137	453,859	$6,187,468
TOTAL PURCHASED OPTIONS (Cost $568,004)		453,859

TOTAL INVESTMENTS (Cost $8,558,321) - 103.9%		8,407,994
Other assets and liabilities, net - (3.9)%		(316,882)
TOTAL NET ASSETS - 100.0%		$8,091,112

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) The rate shown is the seven-day yield at period end.
(b) Each contract has a multiplier of 100.
(c) The rate shown is the effective yield as of March 31, 2022.
(d) Designated as collateral for written options.

TrueShares Structured Outcome (December) ETF
Schedule of Written Options
March 31, 2022 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (4.0)%
WRITTEN PUT OPTIONS - (4.0)%
CBOE SPDR S&P 500 ETF Trust
Expiration: Novemver 30, 2022, Exercise Price: $405	196	$324,026	$8,852,144
TOTAL WRITTEN OPTIONS (Premiums Received $440,307)		$324,026

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$59,742	$-	$-	$59,742
U.S. Treasury Bills	-	7,894,393	-	7,894,393
Purchased Call Options	-	453,859	-	453,859
Total Investments - Assets	$59,742	$8,348,252	$-	$8,407,994
Other Financial Instruments - Liabilities:
Written Put Options	$-	$324,026	$-	$324,026